UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8606

                             Scudder Pathway Series
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pathway Series - Pathway Growth Plus Portfolio
Investment Portfolio as of May 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares           Value ($)
                                                                                     -----------------------------------
Equity Funds 98.0%
Scudder Blue Chip Fund "Institutional"                                                       136,085          2,604,659
Scudder Emerging Markets Fund "S"                                                              3,912             70,609
Scudder Equity 500 Index Fund "Institutional"                                                 32,317          4,370,614
Scudder Greater Europe Fund "Institutional"                                                    6,846            183,884
Scudder Growth and Income Fund "Institutional"                                                61,621          1,324,855
Scudder International Equity Fund "Institutional"                                             10,608            119,231
Scudder International Fund "Institutional"                                                     5,498            237,173
Scudder International Select Equity Fund "Premier"                                             8,100            154,145
Scudder Japanese Equity Fund "S"                                                               6,377             59,629
Scudder Large Cap Value Fund "Institutional"                                                  12,228            270,599
Scudder Large Company Growth Fund "Institutional"                                             32,224            764,040
Scudder RREEF Real Estate Securities Fund "Institutional"                                     18,197            371,586
Scudder Small Cap Growth Fund "Institutional"                                                  6,693            160,025
Scudder Small Company Stock Fund "S"                                                          30,897            761,294
Scudder Small Company Value Fund "S"                                                          11,875            309,343
Scudder-Dreman High Return Equity Fund "I"                                                       403             17,350
Scudder-Dreman Small Cap Value Fund "I"                                                        1,587             52,914
                                                                                                             ----------
Total Equity Funds (Cost $11,735,918)                                                                        11,831,950



Money Market Funds 1.2%
Scudder Cash Investment Trust "S"                                                            145,449            145,448
Scudder Money Market Series "Institutional"                                                      701                701
                                                                                                             ----------
Total Money Market Funds (Cost $146,149)                                                                        146,149




                                                                                             % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $11,882,067)                                                 99.20         11,978,099
Other Assets and Liabilities, Net                                                               0.80            101,300
                                                                                                             ----------
Net Assets                                                                                    100.00         12,079,399
                                                                                                             ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Pathway Growth Plus Portfolio, a series of
                                    Scudder Pathway Series


By:                                 /s/Julian Sluyters
---                                 ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Pathway Growth Plus Portfolio, a series of
                                    Scudder Pathway Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005